Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended											60 Months Ended	78 Months Ended	120 Months Ended
	May 01, 2019	Oct. 31, 2025	Oct. 31, 2015	Oct. 31, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000261609
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Disciplined Growth Investors Fund
C000259242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May'19	Oct'25			Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
Average Annual Return, Percent				9.69%											9.86%	9.60%
C000259241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oct'25	Oct'15		Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Average Annual Return, Percent				9.36%											9.59%		9.30%
C000259243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May'19	Oct'25			Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
Average Annual Return, Percent				0.02%											5.73%	1.13%
C000259244
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oct'25	Oct'15		Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Average Annual Return, Percent				(0.21%)											5.47%		3.31%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent				21.45%											17.64%		14.64%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				21.45%											17.64%	15.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				21.45%											17.64%		14.64%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				21.45%											17.64%	15.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				21.45%											17.64%		14.64%
The Disciplined Growth Investors Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oct'25	Oct'15		Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Average Annual Return, Percent				12.12%											13.19%		11.60%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				11.15%											14.28%	10.13%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				11.15%											14.28%		9.97%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				9.87%											13.85%	8.02%
Russell 2000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				14.41%											11.50%	8.68%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				9.87%											13.85%		8.66%
Russell 2000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				14.41%											11.50%		9.36%